CONVERTIBLE NOTES (Tables)	6 Months Ended
Jun. 30, 2025
Convertible notes
CONVERTIBLE NOTES
Schedule of convertible notes

	Subsidiary	2024	2025
	Convertible Note	Convertible Notes	Convertible Notes	Total
	US$	US$	US$	US$
Balance as of December 31, 2024	74,246	113,910	—	188,156
Issuance of convertible notes	—	—	189,263	189,263
Changes in fair values of convertible notes, excluding impact of instrument-specific credit risk	1,582	5,948	9,783	17,313
Changes in fair values of convertible notes due to the instrument-specific credit risk	(12,249)	(595)	—	(12,844)
Repayment	—	(119,263)	—	(119,263)
Foreign currency translation adjustment	276	—	—	276
Balance as of June 30, 2025	63,855	—	199,046	262,901
Including:
– Current portion	—	—	123,544	123,544
– Non-current portion	63,855	—	75,502	139,357

Subsidiary Convertible Note
CONVERTIBLE NOTES
Schedule of assumptions used in determination of fair value of Convertible Note

As of June 30, 2025
Risk-free interest rates	1.43%
Probability of conversion	10%
Bond yields	14.73%~15.41%

2025 Convertible Notes
CONVERTIBLE NOTES
Schedule of assumptions used in determination of fair value of Convertible Note

As of June 30, 2025

Risk‑free interest rate	3.69%~3.90%
Volatilities	53.37%~56.34%
Bond yield	18.04%~18.38%